Other Income	12 Months Ended
Dec. 31, 2017
Other Income [Abstract]
Disclosure of other operating income [text block]

Other Income

in € m.	2017	2016	2015
Other income:
Net gains (losses) on disposal of loans	19	(128)	237
Insurance premiums[1]	4	89	108
Net income (loss) from hedge relationships qualifying for hedge accounting	(609)	(370)	(910)
Consolidated investments	0	362	470
Remaining other income[2]	112	1,100	763
Total other income (loss)	(475)	1,053	669

[1]Net of reinsurance premiums paid. The development is primarily driven by Abbey Life Assurance Company Limited which has been sold in 2016.

[2]Includes net gains (losses) of € (81) million, € 744 million and € 237 million for the years ended December 31, 2017, 2016 and 2015, respectively, that are related to non-current assets and disposal groups held for sale.